Note 16 - Fair Value Measurements and Fair Values of Financial Instruments (Details) - Estimated Fair Values of Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial Assets
Investment securities available for sale	$ 1,706	$ 1,680
Accrued interest receivable	788	735
Bank-owned life insurance	3,549
Fair Value, Inputs, Level 1 [Member]
Financial Assets
Cash and cash equivalents	13,937	6,184
Investment securities available for sale	1,706	1,680
Accrued interest receivable	788	735
Investment in FHLB stock	527	421
Bank-owned life insurance	3,549
Financial Liabilities
Deposits	28,071	23,089
FHLB advances	7,000	5,500
Accrued interest payable	108	77
Fair Value, Inputs, Level 2 [Member]
Financial Assets
Loans held for sale	2,664	1,147
Fair Value, Inputs, Level 3 [Member]
Financial Assets
Investment in interest-earning time deposits	6,723	7,747
Loans receivable, net	123,419	108,356
Financial Liabilities
Deposits	97,653	82,165
FHLB long-term borrowings	4,492
Reported Value Measurement [Member]
Financial Assets
Cash and cash equivalents	13,937	6,184
Investment in interest-earning time deposits	6,660	7,633
Investment securities available for sale	1,706	1,680
Loans held for sale	2,556	1,098
Loans receivable, net	123,331	106,887
Accrued interest receivable	788	735
Investment in FHLB stock	527	421
Bank-owned life insurance	3,549
Financial Liabilities
Deposits	124,405	103,324
FHLB advances	7,000	5,500
FHLB long-term borrowings	4,500
Accrued interest payable	108	77
Estimate of Fair Value Measurement [Member]
Financial Assets
Cash and cash equivalents	13,937	6,184
Investment in interest-earning time deposits	6,723	7,747
Investment securities available for sale	1,706	1,680
Loans held for sale	2,664	1,147
Loans receivable, net	123,419	108,356
Accrued interest receivable	788	735
Investment in FHLB stock	527	421
Bank-owned life insurance	3,549
Financial Liabilities
Deposits	125,724	105,254
FHLB advances	7,000	5,500
FHLB long-term borrowings	4,492
Accrued interest payable	$ 108	$ 77